CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,063,900	$ 163,050	¥ 883,369
Restricted cash	125,844	19,287	84,374
Short-term investments	134,146	20,559	774,736
Accounts receivable, net (Allowance for credit losses of nil and RMB 8,603, respectively)	164,733	25,246	28,527
Advance to suppliers	103,836	15,914	87,289
Inventories, net	135,245	20,727	428,322
Amounts due from related parties	7,841	1,202	6,830
Prepaid expenses and other current assets (Allowance for credit losses of nil and RMB 2,972, respectively)	410,423	62,899	567,432
Total current assets	2,145,968	328,884	2,860,879
Non-current assets:
Property, equipment and software, net	26,010	3,986	45,344
Long-term Investments	158,931	24,357	198,860
Deferred tax assets	59,455	9,112	97,792
Operating lease right of use assets, net	11,324	1,735	43,043
Other non-current assets (Allowance for credit losses of nil and RMB 1,514, respectively)	148,793	22,804	56,281
Total non-current assets	404,513	61,994	441,320
Total assets	2,550,481	390,878	3,302,199
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiary of RMB 818,634 and RMB 635,467 as of December 31, 2019 and 2020, respectively)
Accounts payable	501,549	76,866	741,959
Deferred revenue	50,951	7,809	181,828
Incentive payables to members	312,170	47,842	384,486
Refund payable to members	4,398	674	26,883
Member management fees payable	45,841	7,025	78,355
Other payable and accrued liabilities	280,586	43,002	349,111
Amounts due to related parties	22,989	3,523	18,296
Operating lease liabilities - current	6,988	1,071	17,559
Total current liabilities	1,225,472	187,812	1,798,477
Non-current liabilities
Operating lease liabilities – non-current	8,309	1,273	27,734
Deferred tax liabilities	1,832	281	11,329
Total non-current liabilities	10,141	1,554	39,063
Total liabilities	1,235,613	189,366	1,837,540
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2019 and 2020; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2019 and 2020; 1,179,445,572 and 1,183,305,412 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2019 and 2020, respectively)	70	11	70
Additional paid-in capital	7,327,148	1,122,935	7,255,404
Statutory reserve	12,624	1,934	11,633
Accumulated other comprehensive income	9,452	1,449	88,863
Less: Treasury stock (29,385,650 and 25,525,810 shares as of December 31, 2019 and 2020, respectively)	(85,202)	(13,058)	(96,669)
Accumulated deficit	(5,952,085)	(912,197)	(5,805,332)
Total Yunji Inc. shareholders' equity	1,312,007	201,074	1,453,969
Non-controlling interests	2,861	438	10,690
Total shareholders' equity	1,314,868	201,512	1,464,659
Total liabilities and shareholders' equity	¥ 2,550,481	$ 390,878	¥ 3,302,199